Business acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business acquisitions
Business acquisitions

For the year-ended December 31, 2015

West Polaris Acquisition
On June 19, 2015, the Company’s 58% owned subsidiary, Seadrill Operating LP (“Seadrill Operating”), completed the purchase (the “Polaris Acquisition”) of 100% of the ownership interests in Seadrill Polaris Ltd. (“Seadrill Polaris”) the entity that owns and operates the drillship the West Polaris (the “Polaris Business”) from Seadrill. Seadrill Operating is 42% owned by Seadrill. The acquisition is in line with the Company’s strategy to increase quarterly cash distributions through accretive acquisitions of modern offshore drilling units with long-term contracts attached.

The initial consideration for the Polaris Acquisition was comprised of $204.0 million of cash and $336.0 million of debt outstanding under the existing facility financing the West Polaris.

In addition, Seadrill Operating issued a note (the “Seller's Credit”) of $50.0 million to Seadrill, payment of which is contingent on the future re-contracted dayrate for the West Polaris. The Seller's Credit is due in 2021 and bears an interest rate of 6.5% per annum. During the three-year period following the completion of the current drilling contract with ExxonMobil, the Seller's Credit may be reduced if the average contracted dayrate (net of commissions) for the period, adjusted for utilization, under any replacement contract is below $450 thousand per day until the Seller's Credit's maturity in 2021. Should the average dayrate of the replacement contract be above $450 thousand per day, the entire Seller's Credit must be paid to Seadrill upon maturity of the Seller's Credit in 2021.

In addition, Seadrill Polaris may make further contingent payments to Seadrill based upon the West Polaris's operating dayrate. At the time of acquisition, the West Polaris was contracted with ExxonMobil on a dayrate of $653 thousand per day until March 2018. Under the terms of the acquisition agreement, Seadrill Polaris has agreed to pay Seadrill (a) any dayrate it receives in excess of $450 thousand per day, adjusted for daily utilization, through the remaining term, without extension, of the ExxonMobil contract (the “Initial Earn-Out”) and (b) after the expiration of the term of the existing contract until March 2025, 50% of any day rate above $450 thousand per day, adjusted for daily utilization, tax and agency commission (the “Subsequent Earn-Out”).

In connection with the completion of the Polaris Acquisition, Seadrill Polaris as borrower, entered into an amendment and restatement of the $420.0 million term loan facility secured by the West Polaris (the “West Polaris Facility”). Please refer further to "Note 11 – Debt".

The fair value of the total consideration paid was $374.6 million, was comprised of cash of $204.0 million, the Seller's Credit, which had a fair value of $44.6 million as of the acquisition date, contingent consideration with a fair value of $95.3 million as of the acquisition date, and a working capital adjustment which increased consideration by $30.7 million.

The following table summarizes the consideration paid, and the amounts of the assets and liabilities recognized at the acquisition date.

(In US$ millions)	June 19, 2015
Consideration
Cash	204.0
Contingent consideration	95.3
Seller's Credit	44.6
Plus: Working capital adjustment	30.7
Fair value of total consideration transferred	374.6

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	20.0
Current assets	52.1
Intangible asset - favorable drilling contract	124.3
Drilling unit	575.3
Long term interest bearing debt	(336.0)
Current liabilities	(20.2)
Non-current liabilities	(1.3)
Total identifiable net assets at acquisition	414.2

Measurement period adjustment	(30.3)
Gain on bargain purchase	(9.3)
Total	374.6

The West Polaris drilling unit has been valued at fair value separately from the related drilling contract. The estimated fair value of the drilling unit was derived using an income approach with market participant based assumptions, including the Company's expectations around dayrates, drilling unit utilization, operating costs, capital and long term maintenance expenditures and applicable tax rates. The cash flows are estimated over the remaining useful economic life of the drilling unit. At the acquisition date, the cash flows were discounted using an estimated market participant weighted average cost of capital of 8.5%. At the acquisition date, the fair value of the drilling unit recognized was $575.3 million.

The fair value of the drilling contract has been assessed separately. The contract was valued using an “excess earnings” technique where the terms of the contract are assessed relative to current market conditions. The value of the contract related intangible was determined by means of calculating the incremental cash flows arising over the life of the contract compared with a contract with terms at prevailing market rates. At the acquisition date, the fair value of the favorable contract was recognized as an intangible asset totaling $124.3 million. This intangible asset will be amortized over the remaining contract period until March 2018.

The fair value of trade receivables was $31.9 million at the acquisition date, which was also the gross contractual amount. All amounts have since been collected.

At the time of acquisition, the fair value of contingent consideration consisted of the fair value of the Initial Earn-Out of $61.8 million, the fair value of the Subsequent Earn-Out of $33.5 million and the fair value of the Seller's Credit of $44.6 million. The fair value as of the acquisition date was determined using future estimated contract revenues based upon estimates of re-contracted dayrate, average utilization, less any expected commissions and taxes. The contingent consideration has been discounted to present value using a weighted average cost of capital of 8.5%.

At the time of acquisition, the Initial Earn-Out had a maximum possible outcome (based on undiscounted cash flows) of $67.6 million, assuming the West Polaris achieved 100% utilization for the remainder of the ExxonMobil contract and the contracted dayrate was not re-negotiated. The lowest possible outcome of the Initial Earn-Out is nil, assuming the utilization for the West Polaris is 0% and or the contracted dayrate is re-negotiated to less than $450 thousand per day. It is not possible to calculate a range of possible outcomes for the Subsequent Earn-Out as it is impossible to determine a maximum possible re-contract dayrate and as such the maximum amount of the payment is unlimited. The lowest possible outcome for the subsequent earn-out is nil, assuming the utilization for the West Polaris is 0%, and or the re-contracted dayrate is less than $450 thousand per day. The range of undiscounted outcomes for the Seller's Credit varies from nil to $50.0 million.

Acquisition related transaction costs consisted of various advisory, legal, accounting, valuation and other professional fees of $0.7 million, which were expensed as incurred and are presented in the statement of operations within general and administrative expenses.

Measurement period adjustment
At the acquisition date, the Company initially recognized a gain on bargain purchase from the Polaris Acquisition of $39.6 million, which was the excess of the total identifiable net assets acquired over the consideration transferred. In February 2016, customer ongoing negotiations were concluded and the customer contract for the West Polaris was adjusted to $490 thousand per day. This provided further information regarding the value of the favorable contract intangible asset and the Initial Earn-Out. The information is further evidence of a condition that existed at the time of the acquisition and therefore should be accounted for as a measurement period adjustment. The favorable contract intangible asset and the Initial Earn-out liability were reduced by $47.9 million and $17.6 million, respectively. As a result, the company has recognized a $30.3 million reduction in the Gain on Bargain Purchase since the acquisition date and a $9.3 million Net Gain on Bargain Purchase for the year ended December 31, 2015.
The gain on the bargain purchase has been recorded in the line “Gain on bargain purchase” in the Consolidated Statement of Operations. The gain was attributed to the Company's belief that Seadrill may obtain additional value through the transaction, over and above the consideration transferred.  This may include, but is not limited to, the potential future realization of value through Seadrill's investments in Seadrill Partners. These investments include direct ownership interests, common and subordinated units and incentive distribution rights. As a result of these investments Seadrill has a continuing interest in the growth and success of Seadrill Partners.
In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The guidance further requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date and present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The guidance will be effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years and early adoption is permitted. The Company has early adopted this standard and has recognized the measurement period adjustment with regard to the Polaris Acquisition in the current year.
After the measurement period adjustment, and as at December 31, 2015, the Initial Earn-Out has a maximum possible outcome (based on undiscounted cash flows) of $17.5 million, assuming the West Polaris achieves 100% utilization for the remainder of the ExxonMobil contract and the contracted dayrate is not re-negotiated. The lowest possible outcome of the Initial Earn-Out is nil, assuming the utilization for the West Polaris is 0% and or the contracted dayrate is re-negotiated to less than $450 thousand per day.

In the consolidated statement of operations, $131.6 million of revenue and $7.8 million of net income have been included from the acquisition date of the Polaris Business until December 31, 2015.

The pro forma revenue and pro forma net income of the combined entity for the year ended December 31, 2015 and December 31, 2014, had the acquisition date been January 1, 2014 are as follows:

	Year ended December 31,
(In US$ millions)	2015		2014
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Total Revenue	$1,741.6	$1,851.3	$1,342.6	$1,564.1
Net Income	488.4	535.7	314.6	388.9
Net income attributable to Seadrill Partners LLC members	257.2	284.6	138.2	181.3

For the year-ended December 31, 2014

West Auriga Acquisition
On March 21, 2014, the Company’s 51% owned subsidiary, Seadrill Capricorn Holdings LLC, completed the purchase of 100% of the ownership interests in the entities that own and operate the West Auriga (the “Auriga business”) from Seadrill. The acquisition is in line with the Company’s strategy to increase quarterly cash distributions through accretive acquisitions of modern offshore drilling units with long-term contracts attached.
The purchase price was $1,240.0 million, less debt of $443.1 million that was outstanding under the existing facility related to West Auriga. The total consideration of $797.0 million comprised of cash of $696.9 million, and a zero coupon limited recourse discount note issued by Seadrill Capricorn Holdings LLC to Seadrill in an initial amount of $100.0 million. This note was repaid in June 2014 with the proceeds of the Amended Senior Secured Credit Facilities. Upon maturity of such note, Seadrill Capricorn Holdings LLC was due to repay $103.7 million to Seadrill. The purchase price was subsequently adjusted by a working capital adjustment of $330.4 million. The working capital adjustment predominately arose as a result of related party payable balances which remained in the acquired entities. These payable balances related to funding provided by Seadrill to the acquired entities for the construction, equipping and mobilization of the West Auriga.
In conjunction with this acquisition, the Company issued 11,960,000 common units to the public and 1,633,987 common units to Seadrill, at a price of $30.60 per unit, raising total net proceeds after fees of $401.3 million. Issuance costs of $14.7 million were charged against Members’ Capital.
The Company funded its 51% share of the cash purchase price with proceeds from the equity issuance described above. The remaining 49% was funded through the issuance of new units by Seadrill Capricorn Holdings LLC to Seadrill for $341.5 million.
Following the deconsolidation of the Company from Seadrill on January 2, 2014, this transaction is deemed to constitute a business combination rather than a transaction between entities under common control. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)	March 21, 2014
Consideration
Cash	696.9
Discount note issued	100.0
Working capital adjustment	(330.4)
Fair value of total consideration transferred	466.5

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	24.4
Current assets	44.4
Intangible asset - favorable drilling contract	76.2
Drilling unit	1,065.7
Non current assets	76.6
Long term interest bearing debt	(443.1)
Current liabilities	(380.6)
Total identifiable net assets	463.6

Goodwill	2.9
Total	466.5

The Company recognized goodwill from the acquisition of $2.9 million, which is the excess of consideration transferred over the net assets acquired. The value of the goodwill is attributed to the assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes.
The drilling unit has been valued at fair value separately from the related drilling contract. The estimated fair value of the drilling unit was derived using an income approach with market participant based assumptions. The fair value of the drilling contract has been also been assessed separately. The contract was valued using an 'excess earnings' technique where the terms of the contract are assessed relative to current market conditions. The value of the contract related intangible was determined by means of calculating the incremental or decremental cash flows arising over the life of the contract compared with a contract with terms at prevailing market rates.

The fair value of trade receivables was $28.3 million at the acquisition date, which was also the gross contractual amount. All amounts are expected to be collected. The fair value of the mobilization fee receivable included in other current and non-current assets was $92.4 million at the acquisition date, which equaled the book value. All amounts are expected to be collected over the duration of the drilling contract.
Acquisition related transaction costs consisted of various advisory, legal, accounting, valuation and other professional fees of $0.2 million, which were expensed as incurred and are presented in the statement of operations within general and administrative expenses.
In the consolidated statement of operations, revenue of $164.5 million and net income of $46.1 million have been included since the acquisition date of the Auriga Business until December 31, 2014.
The pro forma revenue and pro forma net income of the combined entity for the year ended December 31, 2014 and 2013, had the acquisition date been January 1, 2013 are as follows:

	Year ended December 31,
(In US$ millions)	2014		2013
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Revenues	1,342.6	1,390.7	1,064.3	1,096.1
Net Income	314.6	331.0	415.4	412.5

Acquisition of additional limited partner interest in Seadrill Operating LP

On July 21, 2014, the Company completed the purchase of an additional 28% limited partner interest in Seadrill Operating LP from Seadrill for a total of $372.8 million. As a result of this acquisition, the Company’s limited partner interest in Seadrill Operating LP increased from 30% to 58%. Seadrill Operating LP was already a controlled subsidiary of the Company and therefore this has been accounted for as an equity transaction. Non-controlling interests of $93.2 million were derecognized with the residual $279.6 million recognized against members' capital.

West Vela Acquisition
On November 4, 2014, the Company’s 51% owned subsidiary, Seadrill Capricorn Holdings LLC, completed the purchase of 100% of the ownership interests in the entities that own and operate the West Vela (the “Vela business”) from Seadrill. The acquisition is in line with the Company’s strategy to increase quarterly cash distributions through accretive acquisitions of modern offshore drilling units with long-term contracts attached.
The initial purchase price was $900.0 million, less debt of $433.1 million that was outstanding under the existing facility related to West Vela. As part of the agreement Seadrill Capricorn Holdings LLC also has an obligation to pay deferred consideration of $44,000 per day for the remainder of the West Vela's current contract with BP which runs to November 2020. In addition Seadrill Capricorn Holdings will pay contingent consideration of up to $40,000 per day for the remainder of the BP contract, depending on the actual amount of contract revenue received from BP per day. The total consideration thus included deferred consideration payable to Seadrill of $73.7 million and contingent consideration of $65.7 million. The purchase price was subsequently reduced by a working capital adjustment of $6.0 million.
The Company funded its 51% share of the cash purchase price with proceeds from the equity issuance in September 2014 where the Company issued 8,000,000 common units to the public at a price of $30.68 per unit, raising total proceeds after fees of $245.4 million. Issuance costs of $10.9 million were charged against Members’ Capital. The remaining 49% was funded through the issuance of new units by Seadrill Capricorn Holdings LLC to Seadrill for $228.8 million.

Following the deconsolidation of the Company from Seadrill on January 2, 2014, this transaction is deemed to constitute a business combination rather than a transaction between entities under common control. The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)	November 4, 2014
Consideration
Cash	467.0
Mobilization payable	73.7
Contingent consideration	65.7
Less: Working capital adjustment	(6.0)
Fair value of total consideration transferred	600.4

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	1.9
Current assets	61.4
Intangible asset - favorable drilling contract	204.7
Drilling unit	755.8
Non current assets	61.8
Long term interest bearing debt	(433.1)
Current liabilities	(52.3)
Total identifiable net assets	600.2

Goodwill	0.2
Total	600.4

The Company recognized goodwill from the acquisition of $0.2 million, which is the excess of consideration transferred over the net assets acquired. The value of the goodwill is attributed to the assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes.
The drilling unit has been valued at fair value separately from the related drilling contract. The estimated fair value of the drilling unit was derived using an income approach with market participant based assumptions. The fair value of the drilling contract has been also been assessed separately. The contract was valued using an 'excess earnings' technique where the terms of the contract are assessed relative to current market conditions. The value of the contract related intangible was determined by means of calculating the incremental or decremental cash flows arising over the life of the contract compared with a contract with terms at prevailing market rates.

The fair value of trade receivables was $44.1 million at the acquisition date, which was also the gross contractual amount. All amounts are expected to be collected. The fair value of the mobilization fee receivable included in other current and non-current assets was $94.2 million, at the acquisition date which equaled the book value. All amounts are expected to be collected over the duration of the drilling contract.
Acquisition related transaction costs consisted of various advisory, legal, accounting, valuation and other professional fees of $0.2 million, which were expensed as incurred and are presented in the statement of operations within general and administrative expenses.
In the consolidated statement of operations, revenue of $32.9 million and net income of $5.7 million have been included since the acquisition date of the Vela Business until December 31, 2014.
The pro forma revenue and pro forma net income of the combined entity for the twelve months ended December 31, 2014 and December 31, 2013, had the acquisition date been January 1, 2013 are as follows:

	Year ended December 31,
(In US$ millions)	2014		2013
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Revenues	1,342.6	1,532.4	1,064.3	1,083.4
Net Income	314.6	407.6	415.4	403.8

For the year-ended December 31, 2013

T-15 Acquisition
On May 17, 2013, the Company's wholly owned subsidiary, Seadrill Partners Operating LLC, acquired a 100% interest in the companies that own and operate the tender rig T-15 from Seadrill for a total purchase price of $210.0 million, less $100.5 million of debt assumed relating to the proportion of Seadrill's existing $440 million credit facility, relating to the T-15. Working capital adjustments reduced the purchase price by $34.9 million, which was settled in cash during the year. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $79.4 million has been recorded as a reduction of equity. The acquisition was funded by a vendor financing loan from Seadrill of $109.5 million.

T-16 Acquisition
On October 18, 2013, Seadrill Partners Operating LLC, acquired from Seadrill a 100% ownership interest in the entity that owns the tender rig T-16 for a total purchase price of $200.0 million, less $93.1 million of debt assumed relating to the proportion of Seadrill's existing $440 million credit facility, relating to the T-16. Working capital adjustments reduced the purchase price by $39.0 million, which was recognized within related party receivables at December 31, 2013. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $67.6 million has been recorded as a reduction of equity. As consideration for the purchase, the Company issued 3,310,622 common units to Seadrill in a private placement transaction at a price of $32.29 per unit, which was valued at $106.9 million.

West Sirius and West Leo Acquisition
On December 13, 2013, the acquisition of the companies that own and operate the West Sirius (the "Sirius Business") and West Leo (the "Leo Business") was completed. The Sirius Business was acquired by Seadrill Capricorn Holdings LLC (51% owned by the Company) and the Leo Business was acquired by Seadrill Operating LP (30% owned by the Company).
The total purchase price of the Sirius Business was $1,035.0 million, less debt assumed of $220.2 million, relating to the proportion of Seadrill's existing $1,500 million credit facility relating to the West Sirius. Working capital adjustments increased the purchase price by $106.7 million. 51% (which corresponds to the Company's ownership share of Seadrill Capricorn Holdings LLC) of this was recognized within related party payables at December 31, 2013. The remaining amount was recognized as an increase in the equity contribution from Seadrill described below. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $546.9 million has been recorded as a reduction of equity. The Company funded its share of the purchase price through the equity issue described below, the issuance of a $229.9 million discount note by Seadrill Capricorn Holdings LLC, the issuance of a $70.0 million discount note by the Company, with the remaining 49% (which corresponds to Seadrill's share of Seadrill Capricorn Holdings LLC) being funded by an issuance of common units by Seadrill Capricorn Holdings LLC to Seadrill, totalling $338.8 million.
The total purchase price of the Leo Business was $1,250.0 million, less debt assumed of $485.0 million, relating to the proportion of Seadrill's existing $1,121 million credit facility relating to the West Leo. Working capital adjustments reduced the purchase price by $35.0 million. 30% (which corresponds to the Company's ownership share of Seadrill Operating LP) of this was recognized within related party payables at December 31, 2013. The remaining amount was recognized as a reduction in the equity contribution from Seadrill described below. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $612.7 million has been recorded as a reduction of equity. The Company funded its share of the purchase price through the equity issue described below, with the remaining 70% (which corresponds to Seadrill's share of Seadrill Operating LP) being funded by an equity contribution to Seadrill Operating LP, by Seadrill totaling $511.1 million.
In order to fund the cash portion of the purchase price of these acquisitions, Seadrill Partners issued 12,880,000 common units to the public (including 1,680,000 common units issued to underwriters’ option to purchase additional common units) and 3,394,916 common units to Seadrill, at a price of $29.50 per unit on December 9, 2013 amounting to total gross proceeds of $480.1 million. Issuance fees were $15.3 million.

The following table summarizes the above acquisitions during the year ended December 31, 2013:

(In US$ millions)	T-15	T-16	West Sirius	West Leo	Total

Total purchase price	210.0	200.0	1,035.0	1,250.0	2,695.0
Debt assumed	(100.5)	(93.1)	(220.2)	(485.0)	(898.8)
Purchase price less debt	109.5	106.9	814.8	765.0	1,796.2
Working capital adjustments	(34.9)	(39.0)	106.7	(35.0)	(2.2)
Adjusted purchase price	74.6	67.9	921.5	730.0	1,794.0
Carrying value of net assets / (liabilities) acquired	(4.8)	0.3	374.6	117.3	487.4
Excess of sales price over net assets acquired	79.4	67.6	546.9	612.7	1,306.6

Refer to Note 1 - General Information - Business combinations between entities under common control - for further information on how these transactions have had an effect on the Company's consolidated and combined carve out financial statements.